UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2009 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

OIL FIELD SERVICES — 25.2%
Atwood Oceanics, Inc.*	676,100	$24,238,185
BJ Services Company	2,159,800	40,172,280
ENSCO International PLC (ADR)	1,870,600	74,711,764
Patterson-UTI Energy, Inc.	2,812,600	43,173,410
Pride International, Inc.*	1,288,000	41,100,080
Rowan Companies, Inc.*	2,721,000	61,603,440
Seahawk Drilling, Inc.*	85,866	1,935,420
		$286,934,579
TECHNOLOGY — 15.4%
Arrow Electronics, Inc.*	2,265,000	$67,066,650
Avnet, Inc. *	2,535,100	76,458,616
Western Digital Corporation*	719,800	31,779,170
		$175,304,436
OIL AND GAS EXPLORATION — 14.9%
CNX Gas Corporation*	149,600	$4,416,192
Cabot Oil & Gas Corporation	93,200	4,062,588
Cimarex Energy Co.	344,400	18,242,868
Newfield Exploration Company*	725,100	34,971,573
Rosetta Resources, Inc.*†	4,520,600	90,095,558
St. Mary Land & Exploration Company	511,100	17,500,064
		$169,288,843
RETAILING — 10.7%
Charming Shoppes, Inc. *†	7,125,000	$46,098,750
Foot Locker, Inc.	2,420,816	26,967,890
Signet Jewelers Ltd.*	1,816,700	48,542,224
		$121,608,864
INDUSTRIAL PRODUCTS — 3.6%
Trinity Industries, Inc.	2,340,300	$40,814,832
FINANCIAL — 2.7%
Mercury General Corporation	763,900	$29,990,714
BASIC MATERIALS — 1.8%
Reliance Steel & Aluminum Co.	475,108	$20,534,168
TOTAL COMMON STOCKS — 74.3% (Cost $605,874,283)		$844,476,436

SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES
Federal National Mortgage Association Discount Note — 0.42% 12/1/10	$44,313,000	$44,119,192

U.S. Treasury Bill — 0.17% 4/22/10	100,000,000	99,978,100
U.S. Treasury Bill — 0.23532% 4/1/10	80,000,000	79,988,984
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES — 19.7% (Cost $224,039,913)		$224,086,276

TOTAL INVESTMENT SECURITIES — 94.0% (Cost $829,914,196)		$1,068,562,712

SHORT-TERM INVESTMENTS — 6.0% (Cost $67,754,321)
Chevron Funding Corporation — 0.08% 1/5/10	$55,000,000	$54,999,511
International Bank for Reconstruction & Development Discount Note — 0.06% 2/26/10	12,756,000	12,754,810
TOTAL SHORT-TERM INVESTMENTS		$67,754,321

TOTAL INVESTMENTS — 100.0% (Cost $897,668,517) — NOTE 2		$1,136,317,033
Other assets and liabilities, net — (0.0)%		(104,445)
NET ASSETS — 100.0%		$1,136,212,588

* Non-income producing securities

† Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended December 31, 2009.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended December 31, 2009.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income

Charming Shoppes, Inc.	—	$3,830,055	$(1,576,837)	—
Rosetta Resources, Inc.	—	$207,645	$10,124	—

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2009:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$844,476,436	—	—	$844,476,436
Short-Term U.S. Government & Agency Securities	179,967,084	$44,119,192	—	224,086,276
Short-Term Investments	—	67,754,321	—	67,754,321
	$1,024,443,520	$111,873,513	—	$1,136,317,033

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$256,583,419
Gross unrealized depreciation:	(17,934,903)
Net unrealized depreciation:	$238,648,516

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       February 26, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       February 26, 2010